Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Events Occurring After the Reporting Date
NOTE 29. EVENTS OCCURRING AFTER THE REPORTING DATE
On August 19, 2024,
t
he Company received Australian R&D tax grant of $549k which is in respect of expenditure incurred on eligible R&D activities conducted in the 2023 financial year.
On September 16, 2024,
t
he Company received French R&D tax grant of EUR 2.2 million which is in respect of expenditure incurred on eligible R&D activities conducted in the 2023 calendar year.
In October, 2024, independent
non-executive
director (NED), Anne Anderson, tendered her resignation effective from October 4, 2024. No other matter or circumstance has arisen since June 30, 2024, that has significantly affected the Group’s operations, results, or state of affairs, or may do so in future years.